Henderson Strategic Income Fund (Prospectus Summary) | Henderson Strategic Income Fund
Fund Summary - Strategic Income Fund
Investment Objective
The Fund's investment objective is to seek total return through current income and capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions - Class A
Shares" and "Sales Charge Waivers - Class A Shares" on pages 18-19 of the Fund's
Prospectus and the section entitled "Purchases, Exchanges and Redemption
Information" on page 53 of the Statement of Additional Information.
Shareholders fees (fees paid directly from your investment)
Shareholder Fees Henderson Strategic Income Fund	Class A		Class B		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	5.00%	[2]	1.00%	[3]	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	The CDSC payable upon redemption of Class B shares declines over time.
[3]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Strategic Income Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.61%	0.63%	0.62%	0.69%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.42%	2.19%	2.18%	1.25%
Fee Waiver and/or Expense Reimbursement	[2]	0.31%	0.33%	0.32%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.11%	1.86%	1.86%	0.86%
[1]	Effective June 1, 2011, the management fees changed.
[2]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.85% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. The expense example also reflects the conversion of Class B shares to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Henderson Strategic Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	583	811	1,058	1,840
Class B	589	885	1,107	2,060
Class C	289	585	1,007	2,258
Class I	88	275	478	1,163

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Strategic Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	583	811	1,058	1,840
Class B	189	585	1,007	2,060
Class C	189	585	1,007	2,258
Class I	88	275	478	1,163

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities (including lower-quality securities or "junk bonds") including foreign investment grade debt (including developed market government bonds), emerging market debt, international and domestic high yield debt, US investment grade corporate debt, US government debt securities and
Floating Rate Notes ("FRNs"). The Fund may also invest in dividend-paying equity securities of companies domiciled in the US or abroad. The managers may shift the Fund's assets among various types of income-producing securities based upon changing market conditions. Under normal circumstances, the managers intend to invest at least 40% of the Fund's net assets outside of the United States and in at least three different countries. A security is deemed to originate in a country if one or more of the following tests are met:

o  the company is organized in or its primary business office or principal trading market of its equity are located in the country
o  a plurality of the company's assets are located in the country
o  a plurality of the company's revenues are derived from the country

The managers use a process that combines a bottom-up approach to individual security selection rooted in thorough independent research with a macro-economic overlay that determines appropriate country, asset sector, currency and industry exposure.

In their bottom-up approach, the managers use both qualitative and quantitative credit analysis to consider a variety of factors, including the issuer's:

o experience and managerial strength
o debt service capability
o operating outlook
o sensitivity to economic conditions
o current financial condition
o liquidity and access to capital
o asset protection
o structural issues
o covenant protection
o equity sponsorship

The managers perform credit analysis and meet with prospective and purchased debt issuers. They also work closely with a team of analysts to search for the most appropriate securities to include in the Fund's portfolio. Sector, regional and industry allocations are evaluated within a broader economic and market context and involve:

o  Evaluation of the economic and interest rate environment that determines asset sector allocation and quality mix
o  Evaluation of country and regional economic environment to support country allocation decisions
o  Analysis of industry weightings including stability and growth of industries, cash flows and/or positive equity momentum

The Fund will generally consider selling a security when, in the managers'
opinion, there is significant deterioration in company fundamentals, an inability to maintain open communication with management, a change in business strategy, a change in issuer-specific business outlook, realization of anticipated gains, or a failure by the issuer to meet operating/financial targets. The Fund may also consider selling a security if, in the managers'
opinion, a superior investment opportunity arises.

The Fund may use bank borrowings to increase the amount of money the Fund can invest. This strategy is called leverage. The Fund may borrow money to the extent permissible under the Investment Company Act of 1940, as amended (the
"1940 Act"), currently up to 33 1/3% of its total assets, including the amount borrowed.

Securities in which the Fund may invest include: all types of bonds, debentures, mortgage-related and other asset-backed securities, investment grade debt securities, high yield securities, US Government securities, foreign securities, derivatives, distressed securities and emerging market debt securities, subordinated bank debt, private placements and FRNs. The Fund has no specific range with respect to the duration of the fixed income securities it may invest
in. The Fund also may invest up to 30% of its net assets in equity and equity-related securities such as convertibles and debt securities with warrants and may invest up to 15% of its net assets in illiquid securities. The Fund has no policy limiting the currency in which foreign securities may be denominated.

The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts or to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivative instruments. There is no stated
limit on the Fund's use of derivatives. Recent legislation requires the
Securities and Exchange Commission and Commodity Futures Trading Commission to
establish new rules governing the derivatives markets that may impact the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers.
Principal Investment Risks
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect your investment include:

o   High Yield Securities Risk. High yield securities are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments.
    The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities.
    For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment;
    greater risk of loss due to default or declining credit quality;
    greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and
    if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

o   Credit/Default Risk. The risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

o   Market Risk. The risk that deteriorating market conditions might cause a general weakness in the market that reduces the overall value of debt securities in the market. Developments in a particular class of debt securities or the stock market could also adversely affect the Fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the Fund emphasizes debt securities from any given industry, it could be hurt if that industry does not do well. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal and interest payments when due than an investment grade issuer. The prices of high yield securities are generally more volatile and sensitive to actual or perceived negative economic developments than investment grade securities. The
    Fund may also invest in equity securities. Equity investments, such as common stocks, are subject to greater fluctuations in market value than other asset classes as a result of factors such as a company's business performance, investor perceptions, stock market trends and general economic conditions.

o   Issuer Risk. The value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. The price of high yield securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities and is, therefore, more volatile and sensitive to actual or perceived negative developments affecting an issuer.

o   Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the
    Fund's income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. (This is known as extension risk.)

o   Liquidity Risk. Liquidity of individual debt securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

o   Leverage Risk. The Fund may borrow money to the extent permissible under the 1940 Act, currently up to 331/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a similar investment objective and may adversely affect the return to shareholders of the
    Fund, including: the likelihood of greater volatility of net asset value; fluctuations in the interest rates on borrowings and short-term debt; increased operating costs, which may reduce the
    Fund's total return; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remain fixed. Since the Fund pays the adviser based on the Fund's averaged managed assets, which include the proceeds of any leverage, the adviser's fee will be higher if the Fund is leveraged and the adviser will have an incentive to leverage the Fund.

o   Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, a lack of timely or reliable financial information, possible imposition of foreign withholding taxes or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

o   Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers' ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged"
    and therefore may magnify or otherwise increase investment losses.
    The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the managers' potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund's derivatives positions at any time. In fact, many over-the-counter instruments
    (investments not traded on an exchange) are not liquid.
    Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.
    Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

o   Frequent Trading Risk. The risk that frequent buying and selling of investments will involve higher trading costs and other expenses that may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains, which could adversely affect the after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

o   Smaller and Less Seasoned Companies Risk. The risk that the Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may be more volatile than those of larger, more established companies.
Performance
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart are for the Fund's Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Total Return (%) per calander year

During the eight-year period ended December 31, 2011, the Fund's highest and lowest quarterly returns were 24.81% and (24.95)% for the quarters ended June 30, 2009 and December 31, 2008, respectively.
Average Annual Total Returns for periods ended December 31, 2011 (including maximum sales charges)	[1]
Average Annual Total Returns Henderson Strategic Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	CLASS A Return Before Taxes	(4.70%)	0.06%	4.02%	Sep. 30, 2003
Class A After Taxes on Distributions	CLASS A Return After Taxes on Distributions	(6.32%)	(1.59%)	2.08%	Sep. 30, 2003
Class A After Taxes on Distributions and Sales	CLASS A Return After Taxes on Distributions and Sale of Fund Shares	(2.98%)	(0.88%)	2.32%	Sep. 30, 2003
Class B	CLASS B Return Before Taxes	(4.69%)	0.14%	3.92%	Sep. 30, 2003
Class C	CLASS C Return Before Taxes	(0.80%)	0.19%	3.81%	Sep. 30, 2003
Class I	CLASS I Return Before Taxes	0.12%	1.05%	4.64%	Apr. 29, 2011
Barclays Capital Global Aggregate Bond Index	Barclays Capital Global Aggregate Bond Index [ex US MBS] (reflects no deductions for fees, expenses or taxes)	5.56%	6.42%	5.74%
50% Merrill Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedge)	50% Merril | Lynch Global High Yield Index (USD Hedged)/ 50% Merrill Lynch Global Broad Market Corporate Index (USD Hedged) (reflects no deductions for fees, expenses or taxes)	4.13%	6.58%	6.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class B, C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

[1]	The performance for Class I shares for the period prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.